Goodwill and intangible assets - Components of goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite lived intangible Asset
Accumulated Amortization	$ (57.6)	$ (41.8)
Foreign currency translation	0.0	0.0
Net Balance	141.9	157.7	$ 173.5
Goodwill
Gross Balance	400.7	400.7
Impairments	0.0	0.0
Foreign currency translation	0.1	0.1
Net Balance	400.8	400.8	400.6
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Balance	22.1	22.1	22.1
Impairments			(8.0)
Foreign currency translation	0.0	0.0
Gross carrying amount of intangible assets	635.3	635.3
Impairment of intangible assets	(13.0)	(13.0)
Foreign currency translation including goodwill	0.1	0.1
Net carrying amount of intangible assets	564.8	580.6	596.2
Amortization of intangible assets	15.8	15.8	$ 15.8
Insurance licenses
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Balance	8.1	8.1
Impairments	0.0	0.0
Foreign currency translation	0.0	0.0
Net Balance	8.1	8.1
Trade Names
Indefinite-lived Intangible Assets (Excluding Goodwill) [Abstract]
Gross Balance	27.0	27.0
Impairments	(13.0)	(13.0)
Net Balance	14.0	14.0
Customer relationships
Finite lived intangible Asset
Gross Balance	17.0	17.0
Accumulated Amortization	(4.9)	(3.5)
Impairments	0.0	0.0
Foreign currency translation	0.0	0.0
Net Balance	12.1	13.5
Distribution relationships
Finite lived intangible Asset
Gross Balance	151.0	151.0
Accumulated Amortization	(35.2)	(25.5)
Impairments	0.0	0.0
Foreign currency translation	0.0	0.0
Net Balance	115.8	125.5
Technology
Finite lived intangible Asset
Gross Balance	15.5	15.5
Accumulated Amortization	(9.5)	(6.9)
Impairments	0.0	0.0
Foreign currency translation	0.0	0.0
Net Balance	6.0	8.6
Trade Names
Finite lived intangible Asset
Gross Balance	16.0	16.0
Accumulated Amortization	(8.0)	(5.9)
Impairments	0.0	0.0
Foreign currency translation	0.0	0.0
Net Balance	$ 8.0	$ 10.1